Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 5 – INVESTMENT SECURITIES

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2014
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$317,386	$1,700	$(3,533)	$315,553
Obligations of state and political obligations	86,513	3,679	(2)	90,190
Mortgage-backed securities	1,741,917	16,882	(7,184)	1,751,615
Other securities	1,460	35	—	1,495

Total securities available for sale	$2,147,276	$22,296	$(10,719)	$2,158,853

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$10,000	$88	$—	$10,088
Obligations of state and political obligations	77,597	3,153	(145)	80,605
Mortgage-backed securities	29,363	151	(726)	28,788

Total securities held to maturity	$116,960	$3,392	$(871)	$119,481

	December 31, 2013
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$406,092	$1,382	$(11,913)	$395,561
Obligations of state and political obligations	105,300	2,435	(256)	107,479
Mortgage-backed securities	1,450,194	10,031	(27,947)	1,432,278
Other securities	1,460	19	—	1,479

Total securities available for sale	$1,963,046	$13,867	$(40,116)	$1,936,797

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$34,478	$484	$—	$34,962
Obligations of state and political obligations	84,290	1,463	(1,624)	84,129
Mortgage-backed securities	35,341	258	(2,124)	33,475

Total securities held to maturity	$154,109	$2,205	$(3,748)	$152,566

At December 31, 2014, the Company’s exposure to two investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value
Federal National Mortgage Association (Fannie Mae)	$1,220,841	$1,226,654
Federal Home Loan Mortgage Corporation (Freddie Mac)	707,592	706,514

	$1,928,433	$1,933,168

Securities with carrying values of $1.4 billion and $1.5 billion were pledged to secure public deposits and other borrowings at December 31, 2014 and 2013, respectively.

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2014
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$—	$—	$(3,533)	$240,498	$(3,533)	$240,498
Obligations of state and political obligations	(2)	185	—	—	(2)	185
Mortgage-backed securities	(1,189)	304,686	(5,995)	294,549	(7,184)	599,235

Total securities available for sale	$(1,191)	$304,871	$(9,528)	$535,047	$(10,719)	$839,918

Securities held to maturity:
Obligations of state and political obligations	$(9)	$2,287	$(136)	$8,590	$(145)	$10,877
Mortgage-backed securities	—	—	(726)	20,812	(726)	20,812

Total securities held to maturity	$(9)	$2,287	$(862)	$29,402	$(871)	$31,689

	December 31, 2013
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(11,764)	$298,515	$(149)	$5,515	$(11,913)	$304,030
Obligations of state and political obligations	(30)	2,415	(226)	1,047	(256)	3,462
Mortgage-backed securities	(23,749)	864,899	(4,198)	81,870	(27,947)	946,769

Total securities available for sale	$(35,543)	$1,165,829	$(4,573)	$88,432	$(40,116)	$1,254,261

Securities held to maturity:
Obligations of state and political obligations	$(1,181)	$29,355	$(443)	$6,240	$(1,624)	$35,595
Mortgage-backed securities	(952)	12,913	(1,172)	11,616	(2,124)	24,529

Total securities held to maturity	$(2,133)	$42,268	$(1,615)	$17,856	$(3,748)	$60,124

The Company assessed the nature of the losses in its portfolio as of December 31, 2014 and 2013 to determine if there are losses that should be deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	The length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	Whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•	The payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	Changes to the rating of the security by a rating agency, and

•	Subsequent recoveries or additional declines in fair value after the balance sheet date.

Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. Except for the particular municipal bond discussed below, in each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security.

At December 31, 2014, 112 debt securities had unrealized losses of 1.31% of the securities’ amortized cost basis. At December 31, 2013, 207 debt securities had unrealized losses of 3.23% of the securities’ amortized cost basis. The unrealized losses for each of the securities related to market interest rate changes. Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2014	2013
Number of securities
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	66	20
Issued by political subdivisions	5	5

	71	25

Amortized Cost Basis
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$566,113	$104,520
Issued by political subdivisions	8,727	7,956

	$574,840	$112,476

Unrealized Loss
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$10,254	$5,519
Issued by political subdivisions	136	669

	$10,390	$6,188

The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. Five of the securities in a continuous loss position for over twelve months were issued by political subdivisions. The securities issued by political subdivisions have credit ratings by S&P ranging from A+ to AAA and credit ratings from Moody’s ranging from A2 to Aaa.

Prior to 2012, management assessed the operating environment of a bond issuer as adverse and concluded that the Company had one unrated revenue municipal bond that warranted an other-than-temporary impairment charge. The specific impairment was related to the loss of the contracted revenue source required for bond repayment. The Company determined the impairment charge using observable market data for similar assets, including third party valuation of the security, as well as information from unobservable inputs, including its best estimate of the recoverability of the amortized cost of the security as outlined above. The Company recorded total impairment of 50% of the par value of the bond and provided a fair value of the bond that was consistent with current market pricing. During the third quarter of 2014, the Company sold the municipal bond and recorded a gain of $0.6 million in the Company’s consolidated statements of comprehensive income for the year ended December 31, 2014. The following table reflects activity during the years ended December 31, 2014, 2013, and 2012 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in comprehensive income.

(Dollars in thousands)	2014	2013	2012
Balance at beginning of period	$(1,273)	$(1,273)	$(1,273)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	—
Credit losses on securities for which OTTI was previously recognized	—	—	—
Reduction for securities sold/settled during the period	1,273	—	—

Balance at end of period	$—	$(1,273)	$(1,273)

As a result of the Company’s analysis, no declines in the estimated fair value of the Company’s investment securities were deemed to be other-than-temporary at December 31, 2014 or 2013.

The amortized cost and estimated fair value of investment securities by maturity at December 31, 2014 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.54%	$14,643	$14,764	2.65%	$10,000	$10,088
One through five years	1.73	241,231	241,796	2.78	13,858	14,191
After five through ten years	2.15	425,233	429,973	3.10	20,945	21,729
Over ten years	2.20	1,466,169	1,472,320	2.86	72,157	73,473

	2.13%	$2,147,276	$2,158,853	2.87%	$116,960	$119,481

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31
(Dollars in thousands)	2014	2013	2012
Realized gains	$863	$2,387	$3,754
Realized losses	(92)	(110)	(15)

	$771	$2,277	$3,739

In addition to the gains above, the Company realized certain immaterial gains on calls of held to maturity securities.

Other Equity Securities

The Company included the following securities in “Other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2014	2013
Federal Home Loan Bank (FHLB) stock	$38,476	$24,369
Federal Reserve Bank (FRB) stock	34,348	28,098
Other investments	1,306	1,306

	$74,130	$53,773